Significant Accounting Policies - Schedule of Intangible Assets and Useful Lives (Details)	12 Months Ended
Dec. 31, 2024
Website [Member]
Schedule of Intangible Assets and Useful Lives [Line Items]
Intangible Assets useful lives	3 years
Software [Member]
Schedule of Intangible Assets and Useful Lives [Line Items]
Intangible Assets useful lives	5 years